CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Debt [Abstract]
Schedule of convertible debts
	December 31,
	2017	2018
	$	$

2017 Convertible Notes	726,950	636,716
2018 Convertible Notes	–	425,080
	726,950	1,061,796